Property, Plant, and Equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
Property, plant and equipment, net consist of the following:

	June 30, 2026	December 31, 2025
Buildings	$48	$245
Plant and machinery	318	523
Leasehold improvements	285	285
Computer and office equipment	8,054	13,139
Furniture and fixtures	459	1,451
Internal use software	15,786	15,259
Construction in progress	1,564	1,256
	26,514	32,158
Less: Accumulated depreciation	(16,713)	(20,391)
Property, plant and equipment, net	$9,801	$11,767
For the six months ended June 30, 2026 and 2025, depreciation expense was $2,852 and $2,634, respectively.